Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 2,158	$ 2,140
Less: Accumulated depreciation and amortization	(1,530)	(1,526)
Premises and equipment, net	628	614
Land
Property, Plant and Equipment [Line Items]
Premises and equipment	111	111
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 655	644
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	40 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 575	556
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 757	787
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	2 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years
Capitalized building leases
Property, Plant and Equipment [Line Items]
Capitalized building leases	$ 18	18
Capitalized building leases | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	1 year
Capitalized building leases | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	14 years
Construction in process
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 42	$ 24